Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 1,000,127	$ 1,004,277
Accumulated amortization	645,367	613,757
Amortized cost	354,760	390,520
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	405,004	406,391
Accumulated amortization	272,035	259,956
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	388,112	390,511
Accumulated amortization	176,702	162,728
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	207,011	207,375
Accumulated amortization	$ 196,630	$ 191,073